Other Liabilities	12 Months Ended
Dec. 31, 2010
Other Liabilities [Abstract]
Other Liabilities

7. Other Liabilities

Current liabilities

Current liabilities consisted of the following (in thousands):

	December 31,
	2010	2009
Accounts payable and accrued expenses:
Accounts payable	$325,862	$372,360
Accrued interest	37,578	28,670
Salaries and benefits	50,526	41,636
Business and income taxes payable	21,010	24,342
Other accrued expenses	13,813	18,340

Total accounts payable and accrued expenses	448,789	485,348

Other current liabilities:
Derivative instruments	167,892	—
Deferred revenues	21,400	12,954
Current portion of long-term debt	19,364	—
Other	18,341	28,660

Total other current liabilities	226,997	41,614

Total	$675,786	$526,962

In connection with the cost reduction initiatives and associated workforce reductions announced in the fourth quarter of 2010, we have accrued approximately $4.7 million at December 31, 2010 related to severance costs in accounts payable and accrued expenses.

Other long-term liabilities

Other long-term liabilities consisted of the following (in thousands):

	December 31,
	2010	2009
Deferred rents associated with tower and spectrum leases	$394,495	$164,091
Other	50,279	49,897

Total	$444,774	$213,988